Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Income Statement [Abstract]
Revenues	[1]	$ 52,546	$ 52,824		$ 48,851
Costs and expenses:
Cost of sales	[1],[2]	11,240	12,329		9,648
Selling, informational and administrative expenses	[1],[2]	14,784	14,837		14,809
Research and development expenses	[1],[2]	7,657	7,872		7,690
Amortization of intangible assets	[1]	4,758	4,056		3,728
Restructuring charges and certain acquisition-related costs	[1]	487	1,724		1,152
Other (income)/deductions––net	[1]	1,315	3,655		2,860
Income from continuing operations before provision/(benefit) for taxes on income	[1],[3],[4],[5]	12,305	8,351		8,965
Provision/(benefit) for taxes on income	[1]	(9,049)	1,123		1,990
Income from continuing operations	[1]	21,353	7,229		6,975
Discontinued operations:
Income from discontinued operations––net of tax	[1]	(1)	16		17
Gain/(loss) on disposal of discontinued operations––net of tax	[1]	3	0		(6)
Discontinued operations––net of tax	[1]	2	17		11
Net income before allocation to noncontrolling interests	[1],[6],[7],[8]	21,355	7,246		6,986
Less: Net income attributable to noncontrolling interests	[1]	47	31		26
Net income attributable to Pfizer Inc.	[1]	$ 21,308	$ 7,215		$ 6,960
Earnings per common share––basic:
Income from continuing operations attributable to Pfizer Inc. common shareholders (in dollars per share)	[1]	$ 3.57	$ 1.18		$ 1.13
Discontinued operations––net of tax (in dollars per share)	[1]	0.00	0.00		0.00
Net income attributable to Pfizer Inc. common shareholders (in dollars per share)	[1]	3.57	1.18		1.13
Earnings per common share––diluted:
Income from continuing operations attributable to Pfizer Inc. common shareholders (in dollars per share)	[1]	3.52	1.17		1.11
Discontinued operations––net of tax (in dollars per share)	[1]	0.00	0.00		0.00
Net income attributable to Pfizer Inc. common shareholders (in dollars per share)	[1]	$ 3.52	$ 1.17		$ 1.11
Weighted-average shares––basic	[1],[9]	5,970	6,089		6,176
Weighted-average shares––diluted	[1]	6,058	6,159	[9]	6,257	[9]
Cash dividends paid per common share (in dollars per share)	[1]	$ 1.28	$ 1.2		$ 1.12

[1]	Amounts may not add due to rounding.
[2]	Exclusive of amortization of intangible assets, except as disclosed in Note 1K. Basis of Presentation and Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.
[3]	2016 v. 2015––The increase in the domestic loss was primarily due to a charge related to the write-down of HIS net assets to fair value less estimated costs to sell, higher asset impairments, and higher restructuring charges and certain acquisition-related costs, partially offset by the inclusion of a full year of legacy U.S. Hospira operations as compared to four months of U.S. operations in 2015, and lower charges for legal matters. The increase in international income is primarily due to the non-recurrence of a foreign currency loss related to Venezuela partially offset by a charge related to the write-down of HIS net assets to fair value less estimated costs to sell, and higher restructuring charges and certain acquisition-related costs.
[4]	2017 v. 2016––The decrease in the domestic loss was primarily due to lower restructuring charges and certain acquisition-related costs, the non-recurrence of the 2016 impairment on the remeasurement of HIS net assets, lower certain asset impairments and lower certain legal matters, partially offset by higher net losses on early retirement of debt, and higher amortization of intangible assets. The increase in international income was primarily due to the non-recurrence of the 2016 impairment on the remeasurement of HIS net assets, lower restructuring charges and certain acquisition-related costs, and lower certain asset impairments.
[5]	Income from continuing operations before provision/(benefit) for taxes on income. IH’s earnings in 2017 include dividend income of $266 million from our investment in ViiV. For additional information, see Note 4.
[6]	Amounts may not add due to rounding.
[7]	Amounts may not add due to rounding.
[8]	Amounts may not add due to rounding.
[9]	2017 shares include the effect of the modification for a commitment to pay 15.2 million common-share equivalents that were scheduled for near-term settlement.